Loans (Details Textual) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Loans (Textual) [Abstract]
Net loan balances, include deferred costs	$ 1,530,000	$ 1,632,000
Loans to directors and executive officers	4,891,000	5,114,000
New loans to directors and executive officers	487,000
Reduction in loans receivable from directors and executive officers	710,000
Loans pledged as collateral	50,000,000	55,000,000
Loan Portfolio consist of commercial loan and Commercial Real Estate Loans	50.00%
Loan Portfolio consist of Consumer and residential real estate loans	50.00%
Minimum source of repayment from third party	50.00%
Nonaccrual loans and loans past due ninety days	40,955,000	28,526,000	68,284,000
Reduction in interest income	$ 1,900,000	$ 1,200,000	$ 5,100,000